Variable Interest Entity - Schedule of Operating Results of VIE Included in the Consolidated Statements of Operations (Details) - Variable Interest Entity [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Operating Results of VIE Included in the Consolidated Statements of Operations [Line Items]
Revenue	$ 83,210 [1]	$ 332,842 [2]
Selling, general and administrative	29,586	158,818
Interest expense	24,472	178,934
Income tax	1,700	3,500
Net loss	$ 27,452	$ (8,410)

[1]	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the consolidated statements of operations.
[2]	Upland generated its revenue from leasing the warehouse to Visiontech. Revenue of Upland was fully eliminated on the consolidated statements of operations.